Annual Total Returns - American Century Capital Portfolios Prospectus	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY INCOME FUND | EQUITY INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	10.53%	3.90%	(3.14%)	16.78%	1.08%	24.11%	(4.39%)	13.33%	19.49%	0.60%
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	11.03%	6.06%	1.71%	17.97%	2.51%	27.61%	(7.93%)	11.12%	15.31%	(3.85%)
MID CAP VALUE FUND | MID CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	8.55%	6.15%	(1.47%)	23.14%	1.62%	28.88%	(13.01%)	11.58%	22.84%	(1.56%)
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	11.05%	8.85%
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	7.20%	16.08%	(14.72%)	36.91%	8.93%	33.51%	(17.07%)	10.26%	26.01%	(2.67%)
VALUE FUND | VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	9.12%	8.73%	0.16%	24.21%	0.65%	26.88%	(9.35%)	8.47%	20.22%	(4.34%)